BALANCE SHEETS - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current Assets:
Cash	$ 91,093	$ 585,241	$ 1,452,817
Prepaid expenses	258,753	281,970	308,125
Other current assets			24,567
Total Current Assets	349,846	867,211	1,785,509
Investments held in Trust Account	77,021,741	237,501,000	234,600,000
Other assets			281,955
Total Assets	77,371,587	238,368,211	236,667,464
Current Liabilities:
Accounts payable and accrued expenses	476,997	341,547	143,166
Accrued offering costs	20,000	20,000	35,348
Due to related party		111	111
Total Current Liabilities	672,372	361,658	178,625
Derivative warrant liabilities	1,974,578	451,987	10,580,041
Deferred underwriting commission	8,650,000	8,650,000	8,650,000
Total Liabilities	11,296,950	9,463,645	19,408,666
COMMITMENTS AND CONTINGENCIES
Shareholders' deficit:
Preferred stock, $0.0001 par value; 5,000,000 shares authorized; none issued and outstanding at December 31, 2022 and 2021
Accumulated deficit	(10,947,679)	(8,597,009)	(17,341,777)
Total Shareholders' Deficit	(10,947,104)	(8,596,434)	(17,341,202)
LIABILITIES, ORDINARY SHARES SUBJECT TO POSSIBLE REDEMPTION AND SHAREHOLDERS' DEFICIT	77,371,587	238,368,211	236,667,464
Class A ordinary shares subject to possible redemption
Current Liabilities:
Class A ordinary shares subject to possible redemption; 7,318,182 and 23,000,000 shares (at redemption value at March 31, 2023 and December 31, 2022, respectively)	77,021,741	237,501,000	234,600,000
Class B ordinary shares
Shareholders' deficit:
Common stock	$ 575	$ 575	$ 575